Report of Directors Corporate Governance - Non-Executive Directors Interests in Shares (Details)	Dec. 31, 2018 shares
Phillip Ameen (Retired on 20 April 2018)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	5,000
Kathleen Casey
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	9,635
Laura Cha
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	10,200
Henri de Castries
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	18,064
Lord Evans of Weardale
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	12,892
Joachim Faber (Retired on 20 April 2018)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	93,221
Irene Lee
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	11,172
John Lipsky (Retired on 20 April 2018)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	16,165
Heidi Miller
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	4,420
David Nish
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	50,000
Jonathan Symonds
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	43,821
Jackson Tai
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	56,075
Mark Tucker
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	288,381
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000